Business combinations - Acquisition of Unafortis AG (Details) SFr in Thousands, $ in Thousands	Sep. 27, 2017 CHF (SFr)	Sep. 27, 2017 USD ($)	Mar. 31, 2018 USD ($)	Sep. 27, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill (Note 5)			$ 88,908		$ 76,918	$ 30,285
Unafortis
Business Acquisition [Line Items]
Ownership interest (as a percent)	100.00%			100.00%
Initial consideration transferred	SFr 15,757	$ 16,257
Business combination, contingent consideration arrangements, range of outcomes, value, high	SFr 1,000			$ 1,032
Business combination, contingent consideration, liability			$ 1,017	945
Cash and cash equivalents				1,569
Trade accounts receivable				1,973
Intangible assets (Customer relations)				10,699
Deferred expenses				40
Other current assets				104
Goodwill (Note 5)				7,507
Total assets				21,892
Accounts Payable				(474)
Other liabilities				(889)
Short-term loans				(266)
Deferred Tax Liability, non-current				(794)
Other non-current liabilities				(2,267)
Total liabilities				(4,690)
Total net assets acquired				17,202
Total purchase consideration		$ 17,202
Customer-Related Intangible Assets | Unafortis
Business Acquisition [Line Items]
Acquired customer relations, useful life (in years)	10 years	10 years
Maximum | Unafortis
Business Acquisition [Line Items]
Business combination, contingent consideration, liability	SFr 27,000			$ 27,960